Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 216,448	$ 213,056	$ 191,473
Amortization expense related to computer software costs	13,900	9,300	5,100
Repairs and maintenance expense	12,700	13,000	15,400
Assets acquired under capital leases
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 82,500	75,100	59,500
Computer software to be sold, leased or marketed
Property, Plant and Equipment [Line Items]
Asset impairment charges			7,500
Machinery and equipment
Property, Plant and Equipment [Line Items]
Asset impairment charges		1,700
Computer software
Property, Plant and Equipment [Line Items]
Asset impairment charges		1,500
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Asset impairment charges		100
Buildings and improvements
Property, Plant and Equipment [Line Items]
Asset impairment charges		100
Fixed Asset Abandonment
Property, Plant and Equipment [Line Items]
Asset impairment charges		10,900	3,100
Fixed Asset Abandonment | Computer software to be sold, leased or marketed
Property, Plant and Equipment [Line Items]
Asset impairment charges			$ 1,000
2016 Restructuring | Fixed Asset Abandonment
Property, Plant and Equipment [Line Items]
Asset impairment charges		$ 10,900